Related parties - Outstanding Related Party Transactions (Details) - Joint ventures where entity is venturer - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Trade receivables	$ 294	$ 544
Trade payables	187	0
Shareholders Loan	162,762	203,512
Turnover	744	1,796
Dividend Income	1,250	23,478
TI Africa Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	30	241
Trade payables	50	0
Shareholders Loan	100,115	137,615
Turnover	372	360
Dividend Income	0	0
TI Asia Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	130	303
Trade payables	0	0
Shareholders Loan	62,647	65,897
Turnover	372	360
Dividend Income	0	0
Fiorano Shipholding Ltd
Disclosure of transactions between related parties [line items]
Trade receivables		0
Trade payables		0
Shareholders Loan		0
Turnover		265
Dividend Income		0
Fontvieille Shipholding Ltd
Disclosure of transactions between related parties [line items]
Trade receivables		0
Trade payables		0
Shareholders Loan		0
Turnover		249
Dividend Income		0
Larvotto Shipholding Ltd
Disclosure of transactions between related parties [line items]
Trade receivables		0
Trade payables		0
Shareholders Loan		0
Turnover		275
Dividend Income		0
Moneghetti Shipholding Ltd
Disclosure of transactions between related parties [line items]
Trade receivables		0
Trade payables		0
Shareholders Loan		0
Turnover		287
Dividend Income		0
Great Hope Enterprises Ltd
Disclosure of transactions between related parties [line items]
Trade receivables		0
Trade payables		0
Shareholders Loan		0
Dividend Income		28
Kingswood Co. Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	0	0
Trade payables	0	0
Shareholders Loan	0	0
Turnover	0
Dividend Income	1,250	$ 23,450
Tankers Agencies (UK) Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	134
Trade payables	137
Shareholders Loan	0
Turnover	0
Dividend Income	$ 0